UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund

December 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 99.2%

	Aerospace & Defense – 0.8%

1,080	Boeing Company	$70,481
	Air Freight & Logistics – 2.1%

2,460	United Parcel Service, Inc., Class B	178,547
	Auto Components – 2.6%

4,720	Johnson Controls, Inc.	180,304

820	TRW Automotive Holdings Corporation, (2)	43,214
	Total Auto Components	223,518
	Beverages – 2.1%

2,715	Coca-Cola Company	178,566
	Biotechnology – 0.9%

1,470	Amgen Inc., (2)	80,703
	Capital Markets – 1.0%

1,375	T. Rowe Price Group Inc.	88,743
	Chemicals – 2.5%

1,310	Celanese Corporation, Series A	53,933

2,080	Mosaic Company	158,829
	Total Chemicals	212,762
	Commercial Services & Supplies – 1.1%

1,171	Stericycle Inc., (2)	94,757
	Communications Equipment – 3.0%

5,250	QUALCOMM, Inc.	259,823
	Computers & Peripherals – 7.3%

1,718	Apple, Inc., (2)	554,154

1,630	SanDisk Corporation, (2)	81,272
	Total Computers & Peripherals	635,426
	Electric Utilities – 1.2%

2,527	Exelon Corporation	105,224
	Energy Equipment & Services – 5.8%

2,744	Cooper Cameron Corporation, (2)	139,203

1,014	FMC Technologies Inc., (2)	90,155

1,270	Oil States International Inc., (2)	81,394

2,340	Schlumberger Limited	195,390
	Total Energy Equipment & Services	506,142
	Food Products – 5.0%

1,840	Archer-Daniels-Midland Company	55,347

2,400	H.J. Heinz Company	118,704

2,137	Hershey Foods Corporation	100,760

2,580	Mead Johnson Nutrition Company, Class A Shares	160,605
	Total Food Products	435,416
	Health Care Equipment & Supplies – 2.0%

2,091	Becton, Dickinson and Company	176,731
	Health Care Providers & Services – 3.6%

4,750	AmerisourceBergen Corporation	162,070

2,080	McKesson HBOC Inc.	146,390
	Total Health Care Providers & Services	308,460

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

December 31, 2010

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 6.6%

2,300	Bally Technologies, Inc., (2)	$97,037

480	Chipotle Mexican Grill, (2)	102,077

1,850	Las Vegas Sands, (2)	85,008

1,980	Royal Caribbean Cruises Limited, (2)	93,060

4,070	Starbucks Corporation	130,769

1,220	YUM! Brands, Inc.	59,841
	Total Hotels, Restaurants & Leisure	567,792
	Industrial Conglomerates – 1.1%

1,120	3M Co.	96,656
	Insurance – 1.3%

1,930	AFLAC Incorporated	108,910
	Internet & Catalog Retail – 0.8%

2,800	Expedia, Inc.	70,252
	Internet Software & Services – 3.3%

478	Google Inc., Class A, (2)	283,918
	IT Services – 5.0%

2,240	Accenture Limited	108,618

1,390	Automatic Data Processing, Inc.	64,329

1,378	International Business Machines Corporation (IBM)	202,235

251	MasterCard, Inc.	56,252
	Total IT Services	431,434
	Life Sciences Tools & Services – 3.1%

2,260	Life Technologies Corporation, (2)	125,430

1,790	Waters Corporation, (2)	139,101
	Total Life Sciences Tools & Services	264,531
	Machinery – 7.6%

970	Caterpillar Inc.	90,850

1,240	Cummins Inc.	136,412

1,130	Danaher Corporation	53,302

1,130	Deere & Company	93,847

940	Eaton Corporation	95,419

2,540	Oshkosh Truck Corporation, (2)	89,510

2,080	Timken Company	99,278
	Total Machinery	658,618
	Media – 1.8%

1,643	DIRECTV Group, Inc., (2)	65,605

1,830	Scripps Networks Interactive, Class A Shares	94,703
	Total Media	160,308
	Metals & Mining – 3.8%

1,386	Freeport-McMoRan Copper & Gold, Inc.	166,445

1,265	Walter Industries Inc.	161,718
	Total Metals & Mining	328,163
	Oil, Gas & Consumable Fuels – 3.4%

1,370	Cimarex Energy Company	121,286

1,795	Continental Resources Inc., (2)	105,636

2	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

3,920	Petrohawk Energy Corporation, (2)	$71,540
	Total Oil, Gas & Consumable Fuels	298,462
	Pharmaceuticals – 1.6%

1,360	Hospira Inc., (2)	75,738

940	Perrigo Company	59,530
	Total Pharmaceuticals	135,268
	Residential REIT – 1.0%

3,390	Apartment Investment & Management Company, Class A	87,598
	Retail REIT – 1.0%

844	Simon Property Group, Inc.	83,970
	Road & Rail – 1.3%

2,300	Kansas City Southern Industries, (2)	110,078
	Semiconductors & Equipment – 5.0%

1,630	Broadcom Corporation, Class A	70,987

3,880	Cypress Semiconductor Corporation, (2)	72,090

5,115	Intel Corporation	107,568

3,862	Marvell Technology Group Ltd., (2)	71,640

3,480	Novellus Systems, Inc., (2)	112,474
	Total Semiconductors & Equipment	434,759
	Software – 6.2%

868	Ansys Inc., (2)	45,197

2,340	Microsoft Corporation	65,333

6,320	Oracle Corporation	197,816

2,100	Rovi Corporation, (2)	130,221

777	Salesforce.com, Inc., (2)	102,564
	Total Software	541,131
	Specialized REIT – 0.7%

1,140	Rayonier Inc.	59,873
	Specialty Retail – 2.7%

1,970	Advance Auto Parts, Inc.	130,316

2,870	Williams-Sonoma Inc.	102,430
	Total Specialty Retail	232,746
	Tobacco – 0.9%

1,385	Philip Morris International	81,064
	Total Investments (cost $6,295,084) – 99.2%	8,590,830
	Other Assets Less Liabilities – 0.8%	65,616
	Net Assets – 100%	$8,656,446

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

December 31, 2010

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,590,830	$—	$—	$8,590,830

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments was $6,366,527.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$2,333,722
Depreciation	(109,419)
Net unrealized appreciation (depreciation) of investments	$2,224,303

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

4	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund

December 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 99.4%

	Aerospace & Defense – 2.3%

179	Boeing Company	$11,682

133	L-3 Communications Holdings, Inc.	9,375

123	United Technologies Corporation	9,683
	Total Aerospace & Defense	30,740
	Beverages – 2.5%

567	Dr. Pepper Snapple Group	19,936

266	Molson Coors Brewing Company, Class B	13,351
	Total Beverages	33,287
	Biotechnology – 1.6%

385	Amgen Inc., (2)	21,137
	Capital Markets – 2.4%

105	Affiliated Managers Group Inc., (2)	10,418

585	Legg Mason, Inc.	21,218
	Total Capital Markets	31,636
	Chemicals – 0.9%

138	PPG Industries, Inc.	11,602
	Commercial Banks – 8.1%

1,400	Associated Banc-Corp.	21,210

409	East West Bancorp Inc.	7,996

152	M&T Bank Corporation	13,232

1,482	U.S. Bancorp	39,969

808	Wells Fargo & Company	25,040
	Total Commercial Banks	107,447
	Commercial Services & Supplies – 1.2%

556	Republic Services, Inc.	16,602
	Consumer Finance – 0.8%

584	Discover Financial Services	10,822
	Diversified Financial Services – 1.1%

45	CME Group, Inc.	14,479
	Diversified Telecommunication Services – 1.9%

218	CenturyLink, Inc.	10,065

424	Verizon Communications Inc.	15,171
	Total Diversified Telecommunication Services	25,236
	Electric Utilities – 3.1%

509	DPL Inc.	13,086

774	Duke Energy Corporation	13,785

357	Exelon Corporation	14,865
	Total Electric Utilities	41,736
	Electrical Equipment – 0.8%

142	Rockwell Automation, Inc.	10,183
	Energy Equipment & Services – 2.4%

485	Halliburton Company	19,803

537	Patterson-UTI Energy, Inc.	11,572
	Total Energy Equipment & Services	31,375

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

December 31, 2010

Shares	Description (1)	Value

	Food Products – 4.8%

184	Corn Products International, Inc.	$8,464

405	Hershey Foods Corporation	19,096

372	Mead Johnson Nutrition Company, Class A Shares	23,157

203	Ralcorp Holdings Inc., (2)	13,197
	Total Food Products	63,914
	Health Care Equipment & Supplies – 2.1%

132	Cooper Companies, Inc.	7,437

292	Covidien PLC	13,333

386	Hologic Inc., (2)	7,265
	Total Health Care Equipment & Supplies	28,035
	Health Care Providers & Services – 1.6%

300	Lincare Holdings	8,049

181	McKesson HBOC Inc.	12,739
	Total Health Care Providers & Services	20,788
	Household Durables – 1.8%

576	D.R. Horton, Inc.	6,872

914	Newell Rubbermaid Inc.	16,617
	Total Household Durables	23,489
	Independent Power Producers & Energy Traders – 1.7%

742	Constellation Energy Group	22,727
	Insurance – 9.8%

353	AFLAC Incorporated	19,920

271	Axis Capital Holdings Limited	9,723

1,069	Genworth Financial Inc., Class A, (2)	14,047

692	Hartford Financial Services Group, Inc.	18,331

396	Lincoln National Corporation	11,013

757	Old Republic International Corporation	10,318

748	Progressive Corporation	14,863

168	Prudential Financial, Inc.	9,863

164	Reinsurance Group of America Inc.	8,808

987	Symetra Financial Corporation	13,522
	Total Insurance	130,408
	Internet & Catalog Retail – 0.9%

481	Expedia, Inc.	12,068
	IT Services – 0.6%

57	International Business Machines Corporation (IBM)	8,365
	Machinery – 5.0%

124	Caterpillar Inc.	11,614

591	Oshkosh Truck Corporation, (2)	20,827

259	Parker Hannifin Corporation	22,352

251	Timken Company	11,980
	Total Machinery	66,773
	Media – 4.3%

500	Cablevision Systems Corporation	16,920

1,256	Comcast Corporation, Class A	27,594

6	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

313	DIRECTV Group, Inc., (2)	$12,498
	Total Media	57,012
	Metals & Mining – 2.6%

291	Freeport-McMoRan Copper & Gold, Inc.	34,945
	Multiline Retail – 1.2%

628	Macy’s, Inc.	15,888
	Multi-Utilities – 1.6%

447	Ameren Corporation	12,601

184	Integrys Energy Group, Inc.	8,926
	Total Multi-Utilities	21,527
	Office REIT – 2.3%

186	Boston Properties, Inc.	16,015

274	Digital Realty Trust Inc.	14,122
	Total Office REIT	30,137
	Oil, Gas & Consumable Fuels – 10.3%

271	Continental Resources Inc., (2)	15,948

257	Devon Energy Corporation	20,177

261	Hess Corporation	19,977

317	Newfield Exploration Company, (2)	22,859

240	Occidental Petroleum Corporation	23,544

270	Range Resources Corporation	12,145

1,226	Tesoro Corporation	22,730
	Total Oil, Gas & Consumable Fuels	137,380
	Paper & Forest Products – 0.4%

72	Domtar Corporation	5,466
	Pharmaceuticals – 6.3%

758	Bristol-Myers Squibb Company	20,072

545	Johnson & Johnson	33,707

571	Watson Pharmaceuticals Inc., (2)	29,491
	Total Pharmaceuticals	83,270
	Residential REIT – 3.0%

747	Apartment Investment & Management Company, Class A	19,302

375	Camden Property Trust	20,243
	Total Residential REIT	39,545
	Road & Rail – 2.3%

213	Norfolk Southern Corporation	13,381

180	Union Pacific Corporation	16,679
	Total Road & Rail	30,060
	Semiconductors & Equipment – 3.0%

939	Intel Corporation	19,747

356	KLA-Tencor Corporation	13,756

345	Marvell Technology Group Ltd., (2)	6,400
	Total Semiconductors & Equipment	39,903
	Software – 2.4%

1,155	Microsoft Corporation	32,247

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

December 31, 2010

Shares	Description (1)	Value

	Specialized REIT – 0.7%

187	Rayonier Inc.	$9,821
	Specialty Retail – 1.1%

396	Williams-Sonoma Inc.	14,133
	Tobacco – 0.5%

110	Philip Morris International	6,438
	Total Investments (cost $1,112,422) – 99.4%	1,320,621
	Other Assets Less Liabilities – 0.6%	8,549
	Net Assets – 100%	$1,329,170

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,320,621	$—	$—	$1,320,621

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments was $1,124,590.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$218,852
Depreciation	(22,821)
Net unrealized appreciation (depreciation) of investments	$196,031

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

8	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

December 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 95.5%

	Auto Components – 1.8%

989	Goodyear Tire & Rubber Company, (2)	$11,720

520	TRW Automotive Holdings Corporation, (2)	27,404
	Total Auto Components	39,124
	Beverages – 2.5%

717	Dr. Pepper Snapple Group	25,210

590	Molson Coors Brewing Company, Class B	29,612
	Total Beverages	54,822
	Biotechnology – 1.4%

1,112	BioMarin Pharmaceutical Inc., (2)	29,946
	Capital Markets – 4.9%

196	Affiliated Managers Group Inc., (2)	19,447

588	Ameriprise Financial, Inc.	33,839

1,087	Invesco LTD	26,153

738	Legg Mason, Inc.	26,767
	Total Capital Markets	106,206
	Chemicals – 3.1%

790	Celanese Corporation, Series A	32,524

118	CF Industries Holdings, Inc.	15,948

473	Interpid Potash Inc., (2)	17,638
	Total Chemicals	66,110
	Commercial Banks – 2.2%

2,134	Associated Banc-Corp.	32,330

380	Commerce Bancshares Inc.	15,097
	Total Commercial Banks	47,427
	Computers & Peripherals – 3.8%

132	Apple, Inc., (2)	42,578

732	Network Appliance Inc., (2)	40,231
	Total Computers & Peripherals	82,809
	Diversified Financial Services – 0.8%

742	Nasdaq Stock Market, Inc., (2)	17,593
	Diversified Telecommunication Services – 1.0%

467	CenturyLink, Inc.	21,561
	Electric Utilities – 1.2%

404	Edison International	15,594

229	Exelon Corporation	9,536
	Total Electric Utilities	25,130
	Electronic Equipment & Instruments – 0.6%

446	FLIR Systems Inc., (2)	13,269
	Energy Equipment & Services – 2.9%

242	FMC Technologies Inc., (2)	21,516

624	Oil States International Inc., (2)	39,992
	Total Energy Equipment & Services	61,508
	Food Products – 3.5%

475	Corn Products International, Inc.	21,850

541	Mead Johnson Nutrition Company, Class A Shares	33,677

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

December 31, 2010

Shares	Description (1)	Value

	Food Products (continued)

305	Ralcorp Holdings Inc., (2)	$19,828
	Total Food Products	75,355
	Gas Utilities – 1.4%

457	National Fuel Gas Company	29,988
	Health Care Equipment & Supplies – 2.4%

444	Beckman Coulter, Inc.	33,402

1,016	Hologic Inc., (2)	19,121
	Total Health Care Equipment & Supplies	52,523
	Health Care Providers & Services – 1.9%

475	Humana Inc., (2)	26,002

570	Lincare Holdings	15,293
	Total Health Care Providers & Services	41,295
	Hotels, Restaurants & Leisure – 3.2%

402	Bally Technologies, Inc., (2)	16,960

197	Las Vegas Sands, (2)	9,052

391	Marriott International, Inc., Class A	16,242

737	MGM Mirage Inc., (2)	10,944

462	Penn National Gaming, Inc., (2)	16,239
	Total Hotels, Restaurants & Leisure	69,437
	Household Durables – 2.5%

1,244	Lennar Corporation, Class A	23,325

1,690	Newell Rubbermaid Inc.	30,724
	Total Household Durables	54,049
	Independent Power Producers & Energy Traders – 1.2%

866	Constellation Energy Group	26,526
	Industrial Conglomerates – 1.0%

924	Textron Inc.	21,843
	Insurance – 2.9%

1,280	Lincoln National Corporation	35,597

1,021	WR Berkley Corporation	27,955
	Total Insurance	63,552
	Internet & Catalog Retail – 0.8%

729	Expedia, Inc.	18,291
	IT Services – 0.6%

58	MasterCard, Inc.	12,998
	Machinery – 8.1%

496	AGCO Corporation, (2)	25,127

438	Cummins Inc.	48,184

800	Oshkosh Truck Corporation, (2)	28,192

480	Parker Hannifin Corporation	41,424

650	Timken Company	31,025
	Total Machinery	173,952
	Media – 3.3%

776	Cablevision Systems Corporation	26,260

431	Madison Square Garden Inc., (2)	11,111

10	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

669	Scripps Networks Interactive, Class A Shares	$34,621
	Total Media	71,992
	Metals & Mining – 2.8%

226	Cliffs Natural Resources Inc.	17,630

915	Steel Dynamics Inc.	16,745

197	Walter Industries Inc.	25,184
	Total Metals & Mining	59,559
	Mortgage REIT – 1.4%

1,713	Annaly Capital Management Inc.	30,697
	Multiline Retail – 1.4%

1,186	Macy’s, Inc.	30,006
	Multi-Utilities – 2.2%

430	OGE Energy Corp.	19,582

519	Sempra Energy	27,237
	Total Multi-Utilities	46,819
	Office REIT – 1.1%

1,926	Duke Realty Corporation	23,998
	Oil, Gas & Consumable Fuels – 5.2%

614	Continental Resources Inc., (2)	36,134

199	Hess Corporation	15,231

569	SM Energy Company	33,531

1,441	Tesoro Corporation	26,716
	Total Oil, Gas & Consumable Fuels	111,612
	Pharmaceuticals – 1.5%

331	Perrigo Company	20,962

467	Warner Chilcott Limited, (2)	10,536
	Total Pharmaceuticals	31,498
	Professional Services – 0.7%

275	Towers Watson & Company, Class A Shares	14,317
	Residential REIT – 2.2%

722	Apartment Investment & Management Company, Class A	18,656

246	Essex Property Trust Inc.	28,098
	Total Residential REIT	46,754
	Retail REIT – 1.0%

422	Taubman Centers Inc.	21,303
	Road & Rail – 2.5%

1,259	Hertz Global Holdings Inc., (2)	18,243

727	Kansas City Southern Industries, (2)	34,794
	Total Road & Rail	53,037
	Semiconductors & Equipment – 6.3%

701	Broadcom Corporation, Class A	30,529

1,751	Cypress Semiconductor Corporation, (2)	32,534

829	KLA-Tencor Corporation	32,033

1,236	Marvell Technology Group Ltd., (2)	22,928

2,091	Micron Technology, Inc., (2)	16,770
	Total Semiconductors & Equipment	134,794

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

December 31, 2010

Shares	Description (1)			Value

	Software – 2.8%

569	Rovi Corporation, (2)			$35,284

186	Salesforce.com, Inc., (2)			24,552
	Total Software			59,836
	Specialized REIT – 1.5%

612	Rayonier Inc.			32,142
	Specialty Retail – 3.1%

213	Guess Inc.			10,079

569	PetSmart Inc.			22,658

957	Williams-Sonoma Inc.			34,155
	Total Specialty Retail			66,892
	Tobacco – 0.8%

202	Lorillard Inc.			16,578
	Total Common Stocks (cost $1,656,829)			2,057,148

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.3%

$114	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/10, repurchase price $113,748, collateralized by $125,000 U.S. Treasury Notes, 1.875%, due 8/31/17, value $119,844	0.040%	1/03/11	$113,747
	Total Short-Term Investments (cost $113,747)			113,747
	Total Investments (cost $1,770,576) – 100.8%			2,170,895
	Other Assets Less Liabilities – (0.8)%			(17,617)
	Net Assets – 100%			$2,153,278

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,057,148	$—	$—	$2,057,148
Short-Term Investments	—	113,747	—	113,747
Total	$2,057,148	$113,747	$—	$2,170,895

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

12	Nuveen Investments

At December 31, 2010, the cost of investments was $1,771,824.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$412,919
Depreciation	(13,848)
Net unrealized appreciation (depreciation) of investments	$399,071

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund

December 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 98.2%

	Aerospace & Defense – 1.6%

128	Esterline Technologies Corporation, (2)	$8,780

200	GeoEye, Inc., (2)	8,478

177	Orbital Sciences Corporation	3,032
	Total Aerospace & Defense	20,290
	Airlines – 0.5%

803	Hawaiian Holdings Inc., (2)	6,296
	Auto Components – 1.7%

419	Cooper Tire & Rubber	9,880

314	Goodyear Tire & Rubber Company, (2)	3,721

166	TRW Automotive Holdings Corporation, (2)	8,748
	Total Auto Components	22,349
	Beverages – 1.4%

229	Dr. Pepper Snapple Group	8,052

188	Molson Coors Brewing Company, Class B	9,436
	Total Beverages	17,488
	Biotechnology – 1.8%

354	BioMarin Pharmaceutical Inc., (2)	9,533

371	Geron Corporation, (2)	1,918

260	Incyte Pharmaceuticals Inc., (2)	4,306

657	Nabi Biopharmaceuticals, (2)	3,804

641	PDL Biopahrma Inc.	3,993
	Total Biotechnology	23,554
	Capital Markets – 3.1%

62	Affiliated Managers Group Inc., (2)	6,152

187	Ameriprise Financial, Inc.	10,762

162	Artio Global Investors Inc.	2,390

252	Calamos Asset Management, Inc. Class A	3,528

347	Invesco LTD	8,349

235	Legg Mason, Inc.	8,523
	Total Capital Markets	39,704
	Chemicals – 3.8%

251	Celanese Corporation, Series A	10,334

38	CF Industries Holdings, Inc.	5,136

150	Interpid Potash Inc., (2)	5,594

176	Minerals Technologies Inc.	11,512

324	Solutia Inc., (2)	7,478

196	Westlake Chemical Corporation	8,520
	Total Chemicals	48,574
	Commercial Banks – 4.0%

680	Associated Banc-Corp.	10,302

363	Columbia Banking Systems Inc.	7,645

121	Commerce Bancshares Inc.	4,807

389	Community Bank System Inc.	10,803

293	First Financial Bancorp.	5,415

14	Nuveen Investments

Shares	Description (1)	Value

	Commercial Banks (continued)

125	UMB Financial Corporation	$5,178

623	Umpqua Holdings Corporation	7,588
	Total Commercial Banks	51,738
	Commercial Services & Supplies – 0.5%

79	Clean Harbors, Inc., (2)	6,642
	Communications Equipment – 1.8%

113	Comtech Telecom Corporation, (2)	3,133

141	Interdigital Inc., (2)	5,871

369	Plantronics Inc.	13,733
	Total Communications Equipment	22,737
	Computers & Peripherals – 2.1%

42	Apple, Inc., (2)	13,547

233	Network Appliance Inc., (2)	12,805
	Total Computers & Peripherals	26,352
	Containers & Packaging – 0.7%

629	Boise Inc.	4,988

82	Rock-Tenn Company	4,424
	Total Containers & Packaging	9,412
	Diversified Consumer Services – 0.9%

38	Coinstar Inc., (2)	2,145

219	Sothebys Holdings Inc.	9,855
	Total Diversified Consumer Services	12,000
	Diversified Financial Services – 0.4%

236	Nasdaq Stock Market, Inc., (2)	5,596
	Diversified REIT – 0.6%

136	PS Business Parks Inc.	7,578
	Diversified Telecommunication Services – 0.5%

149	CenturyLink, Inc.	6,879
	Electric Utilities – 1.7%

128	Edison International	4,941

73	Exelon Corporation	3,040

267	Portland General Electric Company	5,794

280	UIL Holdings Corporation	8,389
	Total Electric Utilities	22,164
	Electrical Equipment – 0.8%

546	GrafTech International Ltd, (2)	10,833
	Electronic Components – 0.5%

590	Power One Inc, (2)	6,018
	Electronic Equipment & Instruments – 0.8%

391	Daktronics Inc.	6,225

141	FLIR Systems Inc., (2)	4,195
	Total Electronic Equipment & Instruments	10,420
	Energy Equipment & Services – 1.9%

77	FMC Technologies Inc., (2)	6,846

229	Hornbeck Offshore Services Inc.	4,782

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

December 31, 2010

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

198	Oil States International Inc., (2)	$12,690
	Total Energy Equipment & Services	24,318
	Food Products – 2.1%

151	Corn Products International, Inc.	6,946

62	Diamond Foods Inc.	3,297

172	Mead Johnson Nutrition Company, Class A Shares	10,707

97	Ralcorp Holdings Inc., (2)	6,306
	Total Food Products	27,256
	Gas Utilities – 0.7%

145	National Fuel Gas Company	9,515
	Health Care Equipment & Supplies – 2.9%

342	Align Technology, Inc., (2)	6,683

141	Beckman Coulter, Inc.	10,607

323	Hologic Inc., (2)	6,079

306	Masimo Corporation	8,895

137	Steris Corporation	4,995
	Total Health Care Equipment & Supplies	37,259
	Health Care Providers & Services – 3.1%

93	Air Methods Corporation, (2)	5,233

135	Centene Corporation, (2)	3,421

553	HealthSouth Corporation, (2)	11,453

151	Humana Inc., (2)	8,266

182	Lincare Holdings	4,883

216	Owens and Minor Inc.	6,357
	Total Health Care Providers & Services	39,613
	Hotels, Restaurants & Leisure – 2.2%

128	Bally Technologies, Inc., (2)	5,400

63	Las Vegas Sands, (2)	2,895

125	Marriott International, Inc., Class A	5,193

234	MGM Mirage Inc., (2)	3,475

147	Penn National Gaming, Inc., (2)	5,167

118	Vail Resorts, Inc.	6,141
	Total Hotels, Restaurants & Leisure	28,271
	Household Durables – 2.5%

397	Lennar Corporation, Class A	7,444

279	Meritage Corporation, (2)	6,194

539	Newell Rubbermaid Inc.	9,799

221	Tempur Pedic International Inc., (2)	8,853
	Total Household Durables	32,290
	Independent Power Producers & Energy Traders – 0.7%

276	Constellation Energy Group	8,454
	Industrial Conglomerates – 0.5%

294	Textron Inc.	6,950
	Insurance – 4.2%

379	Alterra Capital Holdings Limited	8,202

16	Nuveen Investments

Shares	Description (1)	Value

	Insurance (continued)

395	Delphi Financial Group, Inc.	$11,392

408	Lincoln National Corporation	11,346

264	Primerica Inc.	6,402

303	Tower Group Inc.	7,751

325	WR Berkley Corporation	8,899
	Total Insurance	53,992
	Internet & Catalog Retail – 0.5%

231	Expedia, Inc.	5,796
	Internet Software & Services – 0.8%

312	Rackspace Hosting Inc., (2)	9,800
	IT Services – 2.7%

326	CSG Systems International Inc., (2)	6,174

18	MasterCard, Inc.	4,034

114	Maximus Inc.	7,476

214	VeriFone Holdings Inc., (2)	8,252

185	Wright Express Corporation, (2)	8,510
	Total IT Services	34,446
	Leisure Equipment & Products – 0.5%

369	JAKKS Pacific Inc.	6,723
	Life Sciences Tools & Services – 0.6%

451	Affymetrix, Inc., (2)	2,269

55	Bio-Rad Laboratories Inc., (2)	5,712
	Total Life Sciences Tools & Services	7,981
	Machinery – 5.9%

158	AGCO Corporation, (2)	8,004

236	ArvinMeritor Inc., (2)	4,843

137	Astecx Industries Inc.	4,440

77	Crane Company	3,162

139	Cummins Inc.	15,289

68	Kaydon Corporation	2,769

53	Nordson Corporation	4,870

255	Oshkosh Truck Corporation, (2)	8,986

152	Parker Hannifin Corporation	13,117

207	Timken Company	9,880
	Total Machinery	75,360
	Marine – 0.6%

498	Genco Shipping and Trading Limited, (2)	7,171
	Media – 1.8%

247	Cablevision Systems Corporation	8,358

137	Madison Square Garden Inc., (2)	3,532

213	Scripps Networks Interactive, Class A Shares	11,023
	Total Media	22,913
	Metals & Mining – 1.8%

72	Cliffs Natural Resources Inc.	5,617

288	Noranda Aluminum Hodlings Corporation	4,205

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

December 31, 2010

Shares	Description (1)	Value

	Metals & Mining (continued)

291	Steel Dynamics Inc.	$5,325

63	Walter Industries Inc.	8,054
	Total Metals & Mining	23,201
	Mortgage REIT – 0.8%

544	Annaly Capital Management Inc.	9,748
	Multiline Retail – 1.2%

167	Dillard’s, Inc., Class A	6,336

378	Macy’s, Inc.	9,563
	Total Multiline Retail	15,899
	Multi-Utilities – 1.2%

137	OGE Energy Corp.	6,239

165	Sempra Energy	8,659
	Total Multi-Utilities	14,898
	Office REIT – 1.1%

614	Duke Realty Corporation	7,650

357	Parkway Properties Inc.	6,255
	Total Office REIT	13,905
	Oil, Gas & Consumable Fuels – 5.9%

196	Continental Resources Inc., (2)	11,535

63	Hess Corporation	4,822

628	Petroquest Energy Inc., (2)	4,729

225	Rosetta Resources, Inc., (2)	8,469

181	SM Energy Company	10,666

424	Stone Energy Corporation, (2)	9,451

459	Tesoro Corporation	8,510

436	W&T Offshore Inc.	7,791

48	Whiting Petroleum Corporation, (2)	5,625

98	World Fuel Services Corporation	3,544
	Total Oil, Gas & Consumable Fuels	75,142
	Personal Products – 0.8%

90	Medifast, Inc.	2,599

663	Prestige Brands Holdings Inc.	7,923
	Total Personal Products	10,522
	Pharmaceuticals – 0.8%

105	Perrigo Company	6,650

148	Warner Chilcott Limited, (2)	3,339
	Total Pharmaceuticals	9,989
	Professional Services – 0.7%

156	Acacia Research, (2)	4,047

87	Towers Watson & Company, Class A Shares	4,529
	Total Professional Services	8,576
	Residential REIT – 2.9%

230	Apartment Investment & Management Company, Class A	5,943

163	Equity Lifestyles Properties Inc.	9,117

78	Essex Property Trust Inc.	8,909

18	Nuveen Investments

Shares	Description (1)	Value

	Residential REIT (continued)

126	Home Properties New York, Inc.	$6,992

98	Mid-America Apartment Communities	6,222
	Total Residential REIT	37,183
	Retail REIT – 1.2%

515	Inland Real Estate Corporation	4,532

332	Ramco-Gershenson Properties Trust	4,133

134	Taubman Centers Inc.	6,764
	Total Retail REIT	15,429
	Road & Rail – 2.2%

217	Genesee & Wyoming Inc.	11,490

401	Hertz Global Holdings Inc., (2)	5,810

232	Kansas City Southern Industries, (2)	11,104
	Total Road & Rail	28,404
	Semiconductors & Equipment – 4.4%

223	Broadcom Corporation, Class A	9,712

556	Cypress Semiconductor Corporation, (2)	10,330

264	KLA-Tencor Corporation	10,201

394	Marvell Technology Group Ltd., (2)	7,309

666	Micron Technology, Inc., (2)	5,341

638	ON Semiconductor Corporation, (2)	6,303

878	Silicon Image, Inc., (2)	6,453
	Total Semiconductors & Equipment	55,649
	Software – 3.7%

98	Advent Software Inc., (2)	5,676

131	Ansys Inc., (2)	6,821

262	CommVault Systems, Inc., (2)	7,498

164	Manhattan Associates Inc., (2)	5,009

181	Rovi Corporation, (2)	11,224

59	Salesforce.com, Inc., (2)	7,788

202	VirnetX Holding Corporation	3,000
	Total Software	47,016
	Specialized REIT – 1.5%

326	LaSalle Hotel Properties	8,606

194	Rayonier Inc.	10,189
	Total Specialized REIT	18,795
	Specialty Retail – 1.7%

68	Guess Inc.	3,218

181	PetSmart Inc.	7,207

305	Williams-Sonoma Inc.	10,885
	Total Specialty Retail	21,310
	Textiles, Apparel & Luxury Goods – 2.0%

131	Deckers Outdoor Corporation, (2)	10,446

142	Fossil Inc., (2)	10,008

767	Liz Claiborne, Inc.	5,492
	Total Textiles, Apparel & Luxury Goods	25,946
	Tobacco – 0.4%

64	Lorillard Inc.	5,252

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

December 31, 2010

Shares	Description (1)	Value

	Trading Companies & Distributors – 0.5%

178	Applied Industrial Technologies Inc.	$5,781
	Total Investments (cost $987,221) – 98.2%	1,257,377
	Other Assets Less Liabilities – 1.8%	22,744
	Net Assets – 100%	$1,280,121

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,257,377	$—	$—	$1,257,377

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments was $988,259.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$284,451
Depreciation	(15,333)
Net unrealized appreciation (depreciation) of investments	$269,118

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

20	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund

December 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 100.7%

	Automobiles – 3.2%

436	Honda Motor Company Limited, ADR	$17,222

100	Honda Motor Company Limited	3,960

88	Toyota Motor Corporation, Sponsored ADR	6,919

42	Toyota Motor Corporation	1,666
	Total Automobiles	29,767
	Beverages – 3.9%

1,875	Coca-Cola Amatil Limited	20,827

186	Coca-Cola Femsa SAB de CV	15,332
	Total Beverages	36,159
	Capital Markets – 0.6%

348	UBS AG, (2)	5,713
	Chemicals – 5.4%

661	Kuraray Company Limited	9,477

198	Nitto Denko Corporation	9,328

68	Potash Corporation of Saskatchewan	10,563

409	Umicore	21,272
	Total Chemicals	50,640
	Commercial Banks – 16.4%

664	Banco Itau Holdings Financeira, S.A., Sponsred ADR	15,943

625	Banco Santander Central Hispano S.A.	8,500

664	Banco Santander Central S.A., ADR	7,072

93	BNP Paribas S.A.	5,917

112	Canadian Imperial Bank of Commerce	8,823

1,689	DnB NOR ASA	23,707

629	Hang Seng Bank	10,326

1,191	HSBC Holdings PLC	12,090

736	Mitsubishi UFJ Financial Group, Inc., ADR	3,980

2,399	Mizuho Financial Group	4,521

114	Societe Generale	6,127

670	Standard Chartered PLC	18,025

319	Sumitomo Mitsui Financial Group	11,363

198	Toronto-Dominion Bank	14,713

22	Toronto-Dominion Bank	1,643
	Total Commercial Banks	152,750
	Commercial Services & Supplies – 0.5%

201	Aggreko PLC	4,644
	Communications Equipment – 0.7%

617	Nokia Oyj	6,382
	Construction & Engineering – 1.0%

196	Royal Boskalis Westminster NV	9,350
	Electrical Equipment – 6.2%

872	ABB Limited, ADR	19,576

140	ABB Limited, ADR	3,119

755	Nidec Corporation, ADR	19,018

28	Nidec Corporation	2,831

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

December 31, 2010

Shares	Description (1)	Value

	Electrical Equipment (continued)

429	Sensata Techologies Holdings	$12,917
	Total Electrical Equipment	57,461
	Electronic Equipment & Instruments – 2.8%

503	Hoya Corporation	12,217

960	Nippon Electric Glass Company Limited	13,858
	Total Electronic Equipment & Instruments	26,075
	Energy Equipment & Services – 3.7%

1,076	AMEC PLC	19,292

555	Subsea 7 S.A., fka Acergy SA	13,509

79	Subsea 7 S.A.	1,936
	Total Energy Equipment & Services	34,737
	Food & Staples Retailing – 3.1%

1,350	Jeronimo Martins SGPS	20,566

614	Koninklijke Ahold NV, Sponsored ADR, (3)	8,099
	Total Food & Staples Retailing	28,665
	Food Products – 3.8%

218	Nestle S.A., Sponsored ADR, (3)	12,823

51	Nestle S.A.	2,986

153	Unilever PLC, ADR	4,725

483	Unilever PLC	14,782
	Total Food Products	35,316
	Health Care Providers & Services – 1.3%

210	Fresenius SE, ADR	12,115
	Hotels, Restaurants & Leisure – 1.6%

326	Carnival Corporation, ADR	15,117
	Industrial Conglomerates – 3.1%

1,876	Fraser and Neave Limited	9,370

124	Rheinmetall AG	9,970

77	Siemens AG, Sponsored ADR	9,538
	Total Industrial Conglomerates	28,878
	Insurance – 4.1%

361	Hannover Rueckversicherung AG	19,361

168	Prudential Corporation PLC	1,750

359	Prudential Corporation PLC	7,489

277	Willis Group Holdings PLC	9,593
	Total Insurance	38,193
	Internet Software & Services – 0.5%

195	Tencent Holdings Limited	4,290
	Machinery – 2.7%

302	Kone OYJ	16,788

83	Vallourec S.A.	8,718
	Total Machinery	25,506
	Media – 0.8%

125	WPP Group PLC, Sponsored ADR	7,764

22	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining – 5.9%

160	BHP Billiton PLC, ADR	$14,867

60	BHP Billiton PLC, ADR	2,777

267	Rio Tinto Limited	23,341

820	Sterlite Industries India Ltd., ADR	13,563
	Total Metals & Mining	54,548
	Multiline Retail – 1.2%

378	Next PLC	11,639
	Office Electronics – 0.9%

171	Canon Inc., ADR	8,779
	Oil, Gas & Consumable Fuels – 5.4%

105	BG PLC	2,122

90	BG PLC, Sponsored ADR, (3)	9,131

721	Royal Dutch Shell PLC, Class B Shares	23,773

122	StatoilHydro ASA	2,898

373	StatoilHydro ASA, Sponsored ADR	8,866

62	Total S.A., Sponsored ADR	3,316
	Total Oil, Gas & Consumable Fuels	50,106
	Pharmaceuticals – 5.8%

219	AstraZeneca PLC, Sponsored ADR	10,116

153	Novartis AG, Sponsored ADR	9,019

26	Novartis AG, Sponsored ADR	1,528

106	Novo Nordisk A/S	11,953

304	Sanofi-Aventis, Sponsored ADR	9,798

24	Sanofi-Synthelabo, S.A.	1,535

195	Teva Pharmaceutical Industries Limited, Sponsored ADR	10,165
	Total Pharmaceuticals	54,114
	Real Estate Investment Trust – 1.1%

856	Westfield Group	8,387

856	Westfield Realty Trust	2,250
	Total Real Estate Investment Trust	10,637
	Real Estate Management & Development – 2.3%

509	Brookfield Properties Corporation	8,989

2,537	Hysan Development Company	11,979
	Total Real Estate Management & Development	20,968
	Semiconductors & Equipment – 1.5%

363	ASM Lithography Holding NV	13,917
	Specialty Retail – 0.9%

110	Industria de Diseno Textil SA, Inditex	8,236
	Textiles, Apparel & Luxury Goods – 3.9%

568	Burberry Group PLC	9,954

81	LVMH Moet Hennessy	13,324

3,665	Yue Yuen Industrial Holdings Limited	13,155
	Total Textiles, Apparel & Luxury Goods	36,433
	Tobacco – 1.2%

66	British American Tobacco PLC	2,535

109	British American Tobacco PLC	8,469
	Total Tobacco	11,004

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

December 31, 2010

Shares	Description (1)	Value

	Trading Companies & Distributors – 1.7%

944	Mitsui & Company Limited	$15,592
	Wireless Telecommunication Services – 3.5%

247	Millicom International Cellular S.A.	23,613

3,503	Vodafone Group PLC	9,055
	Total Wireless Telecommunication Services	32,668
	Total Common Stocks (cost $746,055)	938,163

Shares	Description (1)	Value
	INVESTMENT COMPANIES - 0.8%

133	I-Shares MSCI EAFE Index Fund	$7,745
	Total Investment Companies (cost $6,414)	7,745
	Total Investments (cost $752,469) – 101.5%	945,908
	Other Assets Less Liabilities – (1.5)%	(14,302)
	Net Assets – 100%	$931,606

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$908,110	$30,053	$—	$938,163
Investment Companies	7,745	—	—	7,745
Total	$915,855	$30,053	$—	$945,908

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments was $760,146.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$196,299
Depreciation	(10,537)
Net unrealized appreciation (depreciation) of investments	$185,762

24	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund

December 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 99.9%

	Aerospace & Defense – 0.8%

332	Boeing Company	$21,666
	Auto Components – 1.7%

1,164	Johnson Controls, Inc.	44,465
	Beverages – 3.3%

1,307	Coca-Cola Company	85,961
	Biotechnology – 3.4%

497	Biogen Idec Inc., (2)	33,324

213	Celgene Corporation, (2)	12,597

1,142	Gilead Sciences, Inc., (2)	41,386
	Total Biotechnology	87,307
	Chemicals – 3.0%

481	Celanese Corporation, Series A	19,803

770	Mosaic Company	58,797
	Total Chemicals	78,600
	Commercial Banks – 3.4%

2,631	Associated Banc-Corp.	39,860

583	Commerce Bancshares Inc.	23,163

284	M&T Bank Corporation	24,722
	Total Commercial Banks	87,745
	Commercial Services & Supplies – 0.5%

345	Waste Management, Inc.	12,720
	Communications Equipment – 1.5%

760	QUALCOMM, Inc.	37,612
	Computers & Peripherals – 5.0%

405	Apple, Inc., (2)	130,640
	Diversified Telecommunication Services – 1.3%

1	Frontier Communications Corporation	10

935	Verizon Communications Inc.	33,454
	Total Diversified Telecommunication Services	33,464
	Electric Utilities – 5.4%

1,219	Northeast Utilities	38,862

1,017	Progress Energy, Inc.	44,219

1,490	Southern Company	56,963
	Total Electric Utilities	140,044
	Food & Staples Retailing – 1.8%

881	Wal-Mart Stores, Inc.	47,512
	Food Products – 5.5%

729	General Mills, Inc.	25,945

547	H.J. Heinz Company	27,055

764	Kellogg Company	39,025

412	Mead Johnson Nutrition Company, Class A Shares	25,647

398	Ralcorp Holdings Inc., (2)	25,874
	Total Food Products	143,546

26	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 4.8%

404	Becton, Dickinson and Company	$34,146

150	C. R. Bard, Inc.	13,766

939	Edwards Lifesciences Corporation, (2)	75,909
	Total Health Care Equipment & Supplies	123,821
	Health Care Providers & Services – 6.7%

1,110	AmerisourceBergen Corporation	37,873

626	Express Scripts, Inc., (2)	33,835

155	Laboratory Corporation of America Holdings, (2)	13,628

259	McKesson HBOC Inc.	18,228

810	Medco Health Solutions, Inc., (2)	49,629

394	Quest Diagnostics Incorporated	21,264
	Total Health Care Providers & Services	174,457
	Household Products – 6.6%

712	Colgate-Palmolive Company	57,223

816	Kimberly-Clark Corporation	51,441

970	Procter & Gamble Company	62,400
	Total Household Products	171,064
	Industrial Conglomerates – 1.3%

1,835	General Electric Company	33,562
	Insurance – 1.4%

788	Lincoln National Corporation	21,914

164	PartnerRe Limited	13,177
	Total Insurance	35,091
	Internet Software & Services – 3.2%

118	Google Inc., Class A, (2)	70,088

444	IAC/InterActiveCorp., (2)	12,743
	Total Internet Software & Services	82,831
	IT Services – 5.6%

955	Automatic Data Processing, Inc.	44,197

573	International Business Machines Corporation (IBM)	84,093

75	MasterCard, Inc.	16,808
	Total IT Services	145,098
	Machinery – 2.9%

349	Caterpillar Inc.	32,687

386	Cummins Inc.	42,464
	Total Machinery	75,151
	Media – 1.1%

709	DIRECTV Group, Inc., (2)	28,310
	Metals & Mining – 4.2%

453	Freeport-McMoRan Copper & Gold, Inc.	54,401

433	Walter Industries Inc.	55,355
	Total Metals & Mining	109,756
	Multiline Retail – 1.3%

658	Family Dollar Stores, Inc.	32,709
	Multi-Utilities – 4.2%

638	Consolidated Edison, Inc.	31,626

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

December 31, 2010

Shares	Description (1)	Value

	Multi-Utilities (continued)

1,222	Dominion Resources, Inc.	$52,204

411	Wisconsin Energy Corporation	24,191
	Total Multi-Utilities	108,021
	Oil, Gas & Consumable Fuels – 2.5%

644	Continental Resources Inc., (2)	37,899

350	Hess Corporation	26,789
	Total Oil, Gas & Consumable Fuels	64,688
	Paper & Forest Products – 0.8%

256	Domtar Corporation	19,436
	Pharmaceuticals – 5.5%

683	Bristol-Myers Squibb Company	18,086

1,284	Johnson & Johnson	79,415

871	Watson Pharmaceuticals Inc., (2)	44,987
	Total Pharmaceuticals	142,488
	Real Estate Investment Trust – 1.3%

314	Boston Properties, Inc.	27,035

369	Walter Investment Management Corporation	6,620
	Total Real Estate Investment Trust	33,655
	Semiconductors & Equipment – 1.4%

940	KLA-Tencor Corporation	36,322
	Specialty Retail – 1.9%

608	Home Depot, Inc.	21,316

750	Williams-Sonoma Inc.	26,768
	Total Specialty Retail	48,084
	Textiles, Apparel & Luxury Goods – 0.5%

174	Fossil Inc., (2)	12,264
	Thrifts & Mortgage Finance – 1.3%

1,098	New York Community Bancorp Inc.	20,697

889	People’s United Financial, Inc.	12,455
	Total Thrifts & Mortgage Finance	33,152
	Tobacco – 4.8%

1,965	Altria Group, Inc.	48,378

634	Philip Morris International	37,108

1,181	Reynolds American Inc.	38,524
	Total Tobacco	124,010
	Total Investments (cost $2,022,262) – 99.9%	2,585,252
	Other Assets Less Liabilities – 0.1%	3,263
	Net Assets – 100%	$2,588,515

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

28	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,585,252	$—	$—	$2,585,252

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments was $2,065,710.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$578,049
Depreciation	(58,507)
Net unrealized appreciation (depreciation) of investments	$519,542

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	29

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: March 1, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2011